Commitments and Contingencies - Schedule of Future Milestones (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
License Fee to utilize proprietary technology (paid) [Member]
Commitments and Contingencies - Schedule of Future Milestones (Details) [Line Items]
Milestone Bearing Event	1. License Fee to utilize proprietary technology (paid)	License Fee to utilize proprietary technology (paid)
Milestone Payment	$ 300,000	$ 300,000
Good Laboratory Practices [Member]
Commitments and Contingencies - Schedule of Future Milestones (Details) [Line Items]
Milestone Bearing Event	2. Commencement of a toxicology study commented pursuant to Good Laboratory Practices (per 21 CFR Part 58) such that any resulting positive data would be admissible to applicable Regulatory Authorities to support an IND (commonly referred to as “GLP-Tox”)	Commencement of a toxicology study commented pursuant to Good Laboratory Practices (per 21 CFR Part 58) such that any resulting positive data would be admissible to applicable Regulatory Authorities to support an IND (commonly referred to as “GLP-Tox”)
Milestone Payment	$ 375,000	$ 375,000
Completion of a Phase I Clinical Trial [Member]]
Commitments and Contingencies - Schedule of Future Milestones (Details) [Line Items]
Milestone Bearing Event	3. Completion of a Phase I Clinical Trial	Completion of a Phase I Clinical Trial
Milestone Payment	$ 1,500,000	$ 1,500,000
Completion of a Phase II Clinical Trial [Member]
Commitments and Contingencies - Schedule of Future Milestones (Details) [Line Items]
Milestone Bearing Event	4. Completion of a Phase II Clinical Trial	Completion of a Phase II Clinical Trial
Milestone Payment	$ 2,500,000	$ 2,500,000
Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world) [Member]
Commitments and Contingencies - Schedule of Future Milestones (Details) [Line Items]
Milestone Bearing Event	5. Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world)	Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world)
Milestone Payment	$ 6,000,000	$ 6,000,000
Regulatory Approval in the first of the United States, within the EU or within the UK [Member]
Commitments and Contingencies - Schedule of Future Milestones (Details) [Line Items]
Milestone Bearing Event	6. Regulatory Approval in the first of the United States, within the EU or within the UK	Regulatory Approval in the first of the United States, within the EU or within the UK
Milestone Payment	$ 12,000,000	$ 12,000,000
Notes Payable, Other Payables [Member] | License Fee to utilize proprietary technology (paid) [Member]
Commitments and Contingencies - Schedule of Future Milestones (Details) [Line Items]
Milestone Payment	$ 2,400,000	$ 2,400,000